Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-30852
Entity Registrant Name	GRUPO FINANCIERO GALICIA SA
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	Perón 430, 25th floor
Entity Address, Postal Zip Code	C1038 AAJ
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Contact Personnel Fax Number	54 11 4 331 9183
Contact Personnel Email Address	drivas@gfgsa.com
Title of 12(b) Security	Ordinary shares
Trading Symbol	GGAL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001114700
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Perón 430, 25° Piso
Entity Address, Postal Zip Code	C1038AAJ
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Contact Personnel Name	Diego Rivas
City Area Code	54 11 4
Local Phone Number	343 7528
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	281,221,650
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,193,470,441
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing the right to receive ten ordinary shares, par value Ps.1.00 per share New York Stock Exchange
Trading Symbol	GGAL
Security Exchange Name	NASDAQ